Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$147,623,705.51	0.9045570	$130,495,308.50	0.7996036	$17,128,397.01
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$219,653,705.51	0.1475939	$202,525,308.50	0.1360847	$17,128,397.01

Weighted Avg. Coupon (WAC)	4.13%		4.14%
Weighted Avg. Remaining Maturity (WARM)	25.07		24.17
Pool Receivables Balance	$252,466,861.44		$235,149,347.15
Remaining Number of Receivables	31,528		30,657

Adjusted Pool Balance	$250,307,449.86		$233,179,052.85

III. COLLECTIONS

Principal:
Principal Collections	$17,000,000.33
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$502,940.59
Total Principal Collections	$17,502,940.92

Interest:
Interest Collections	$855,515.22
Late Fees & Other Charges	$45,891.18
Interest on Repurchase Principal	$-
Total Interest Collections	$901,406.40

Collection Account Interest	$2,982.61
Reserve Account Interest	$803.72
Servicer Advances	$-

Total Collections	$18,408,133.65

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$18,408,133.65
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$18,408,133.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$210,389.05	$-	$210,389.05	$210,389.05
Collection Account Interest					$2,982.61
Late Fees & Other Charges					$45,891.18
Total due to Servicer					$259,262.84

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$92,264.82		$92,264.82

Total Class A interest:		$92,264.82		$92,264.82	$92,264.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$17,980,769.74

7. Regular Principal Distribution Amount:					$17,128,397.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$17,128,397.01
Class A Notes Total:		$17,128,397.01		$17,128,397.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,128,397.01		$17,128,397.01

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					852,372.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,159,411.58
Beginning Period Amount	$2,159,411.58
Current Period Amortization	$189,117.28
Ending Period Required Amount	$1,970,294.30
Ending Period Amount	$1,970,294.30
Next Distribution Date Amount	$1,791,154.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	12.25%	13.15%	13.15%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.31%	30,140	97.66%	$229,656,264.08
30 - 60 Days	1.37%	419	1.88%	$4,409,187.02
61 - 90 Days	0.29%	88	0.41%	$974,490.06
91-120 Days	0.03%	10	0.05%	$109,405.99
121 + Days	0.00%	0	0.00%	$-
Total		30,657		$235,149,347.15

Delinquent Receivables 30+ Days Past Due
Current Period	1.69%	517	2.34%	$5,493,083.07
1st Preceding Collection Period	1.64%	518	2.21%	$5,578,481.65
2nd Preceding Collection Period	2.12%	682	2.84%	$7,630,528.70
3rd Preceding Collection Period	2.19%	722	2.90%	$8,296,638.04
Four-Month Average	1.91%		2.57%

Repossession in Current Period		19		$182,668.84
Repossession Inventory		44		$122,462.80

Current Charge-Offs
Gross Principal of Charge-Offs				$317,513.96
Recoveries				$(502,940.59)
Net Loss				$(185,426.63)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.88%

Average Pool Balance for Current Period				$243,808,104.30

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.91%
1st Preceding Collection Period				0.23%
2nd Preceding Collection Period				0.48%
3rd Preceding Collection Period				-0.09%
Four-Month Average				-0.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	30	2,311	$33,821,312.58
Recoveries	54	2,107	$(21,450,589.24)
Net Loss			$12,370,723.34
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	19	1,920	$12,495,710.65
Average Net Loss for Receivables that have experienced a Net Loss			$6,508.18

Principal Balance of Extensions			$559,741.90
Number of Extensions			53

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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